Net Income Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents not included in the computation of diluted earnings per share because their inclusion would have been antidilutive	3,498,894	12,158,601	13,240,787